Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income, Net [Abstract]
Schedule of the Other Income (Expenses), Net Consisted	Other income (expenses), net consisted of the following:
	For the years ended December 31,
	2023	2022
Donations	$(426)	$(446)
Waste sales	6,897	50,478
Loss on disposal of assets	(648)	-
Other	28,617	8,279
Total other income	$34,440	$58,311